Other Income (Tables)	12 Months Ended
Dec. 31, 2013
OTHER INCOME [Abstract]
Other income
	For the years ended December 31,
	2011	2012	2013
	RMB	RMB	RMB
Government financial incentives	203,671	183,915	159,359
Foreign exchange (loss) / gain	25,852	(3,408)	(25,066)
(Loss)/ gain recognized on foreign currency forward contracts (Note 23)	—	(22,476)	1,929
Bank charges	(10,307)	(18,893)	(5,333)
Donation expenses	(1,092)	(182)	(163)
Others	(8,563)	(10,140)	5,267
Other income, net	209,561	128,816	135,993